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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173
713 626 1919
www.invescoaim.com

Invesco Aim Advisors, Inc.

December 4, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Short-Term Investments Trust
     CIK No. 0000205007

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act"), the undersigned certifies on behalf of Short-Term Investments Trust (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 58 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 58 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on December 3, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,


/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel